Earnings / Loss per Share	6 Months Ended
Jun. 30, 2015
Earnings / Loss per Share [Abstract]
Earnings / Loss per Share:
11.      Earnings / Loss per Share:
All shares issued (including the restricted shares issued under the Company's equity incentive plans) are the Company's common shares and have equal rights to vote and participate in dividends. The restricted shares issued under the Company's equity incentive plans are subject to forfeiture provisions set forth in the applicable award agreements. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed.
The Company calculates basic and diluted earnings / loss per share as follows:
	Six month period ended June 30,
	2014	2015
Income / (Loss):
Net income / (loss)	$(3,870)	$(105,197)

Basic earnings/ (loss) per share:
Weighted average common shares outstanding, basic	28,973,621	171,736,658
Basic earnings (loss) per share	$(0.13)	$(0.61)

Effect of dilutive securities:
Dilutive effect of non-vested shares	-	-
Weighted average common shares outstanding, diluted	28,973,621	171,736,658
Diluted earnings / (loss) per share	$(0.13)	$(0.61)

For the six month periods ended June 30, 2014 and 2015, and on the basis that the Company incurred a net loss, the effect of 412,834 and 676,150, respectively, non-vested shares, as well as the effect of 521,250 non-vested share options as of June 30, 2015, would be anti-dilutive; therefore “Basic earnings / (loss) per share” equals “Diluted earnings  / (loss) per share”.